GROUP ANNUITY CONTRACT WITH PRINCIPAL LIFE INSURANCE COMPANY	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
GROUP ANNUITY CONTRACT WITH PRINCIPAL LIFE INSURANCE COMPANY	GROUP ANNUITY CONTRACT WITH PRINCIPAL LIFE INSURANCE COMPANY
The Plan previously entered into a guaranteed investment contract ("GIC") that is a group annuity contract, backed by the assets of the general account of Principal Life Insurance Company. The GIC, the Principal Fixed Income Guarantee Option fund, is considered a fully benefit-responsive investment contract and is measured, presented and disclosed at contract value within the Statements of Net Assets Available for Benefits. Participant transactions are executed using contract value without adjustment. The GIC issuer guarantees to pay a specified interest rate which is reset semi-annually on June 1 and December 1. The GIC's guaranteed crediting rate as of December 31, 2025 was 4.65% with a contract value of $6,832. This compares with a crediting rate of 4.75% and a contract value of $6,233 at December 31, 2024. The contract has a surrender charge of 5% if it is terminated by the contract holder or the Plan terminates its interest in the contract, unless there is agreed upon notice given and transfers out of the contract prior to termination of the Plan’s interest do not exceed the contractual limitations. In the event of termination, contract value less surrender charges is used to determine the fair value of the contract.
This GIC is reported at contact value as it meets the fully benefit-responsive investment contract criteria. Contract value is calculated as contributions, plus earnings, less withdrawals and administrative expenses. Participant transactions are executed at contract value less surrender charges, if applicable, which is the relevant measure for fully benefit-responsive investment contracts. The Plan's ability to meet its contractual obligations to settle amounts due is dependent on the issuer, which could be impacted by economic and regulatory changes. Currently, there is no probability of the issuer not being able to fulfill its contractual obligations at contract value.